TCW Private Asset Income Fund

Consolidated Schedule of Investments (Unaudited)

March 31, 2026

Investments(1)	Description	Footnotes		Industry	Interest Rate	Reference Rate & Spread(2)	Maturity Date	Principal/Shares	Amortized Cost(3)	Fair Value
Asset Backed Loans
Mezzanine Debt–38.8%
Arra Finance Automobile Trust I	Revolver	(4	)(5)	Prime and Non-Prime Auto - Non Prime	11.57%	90-day SOFR+790	07/26/2027	$24,711,329	$24,473,964	$24,500,865
Cardless Asset Receivable Trust	Revolver	(4	)(5)	Credit Cards - Prime	12.67%	90-day SOFR+900	04/15/2028	52,492,707	52,179,307	52,139,430
Cherry SPV IX LLC	Revolver	(4	)(5)	Unsecured Installment Loans - Prime	10.67%	90-day SOFR+700	10/01/2029	8,806,408	8,711,341	8,775,766
Flexible Finance SPV III, LLC	Revolver	(4	)(5)	Other - Unsecured	10.67%	90-day SOFR+700	05/20/2028	8,397,833	8,318,907	8,381,989
Imprint Payments, Inc.	Revolver	(4	)(5)	Credit Cards - Prime	10.42%	30-day SOFR+675	07/01/2027	2,368,420	2,219,845	2,361,865
Mercury Financial Credit Card Master Trust	Revolver	(4	)(5)	Credit Cards - Near Prime	11.47%	30-day SOFR+780	04/20/2029	52,645,161	52,575,123	52,676,402
PIXEL 2025-2	Revolver	(4	)(6)	Other - Secured	8.58%	90-day LIBOR Euro+650	12/29/2034	9,500,000	11,300,540	10,905,841
Sothebys Art Loan Trust LLC	Revolver	(4	)(5)	Other - Secured	8.92%	90-day SOFR+525	12/20/2029	23,812,935	23,812,935	23,812,935
UP SP Gemini Holdings LLC	Equity	(4)		Unsecured Installment Loans	0.00%			4,950,000	4,950,000	4,950,000
Upgrade, Inc.	Revolver	(4	)(5)	Prime and Non-Prime Auto - Prime	10.42%	30-day SOFR+675	12/15/2028	3,204,970	3,023,916	3,170,303

									191,565,878	191,675,396

Senior Debt–10.5%
3J South Bay 25 LLC	Bridge Loans	(4	)(7)	Commercial Real Estate	10.50%		10/01/2026	962,500	962,500	961,528
4J South Bay LLC	Bridge Loans	(4	)(7)	Commercial Real Estate	10.50%		06/01/2026	1,058,575	1,058,575	1,059,673
7111 E 21st St LLC	Bridge Loans	(4	)(7)	Commercial Real Estate	11.00%		08/01/2027	1,320,159	1,315,165	1,325,496
Chimney Partners, LLC	Bridge Loans	(4	)(7)	Commercial Real Estate	9.25%		06/01/2026	3,400,000	3,400,000	3,404,212
Eich Group of Bedford LLC	Bridge Loans	(4	)(7)	Commercial Real Estate	10.00%		09/01/2026	1,000,000	1,000,000	999,429
Green Electronics Solutions (Charlotte) Inc.	Bridge Loans	(4	)(7)	Commercial Real Estate	10.50%		01/01/2027	2,847,000	2,847,000	2,843,403

The accompanying notes are an integral part of these consolidated financial statements.

TCW Private Asset Income Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

March 31, 2026

Investments(1)	Description	Footnotes		Industry	Interest Rate	Reference Rate & Spread(2)	Maturity Date	Principal/Shares	Amortized Cost(3)	Fair Value
Senior Debt (continued)
Hammill Project LLC	Bridge Loans	(4	)(7)	Commercial Real Estate	9.75%		08/01/2026	$1,800,000	$1,800,000	$1,802,156
Horizon RE Properties LLC	Bridge Loans	(4	)(7)	Commercial Real Estate	9.50%		05/01/2026	1,500,000	1,500,000	1,500,083
Ideal Home Builders, Inc.	Bridge Loans	(4	)(5)(7)	Commercial Real Estate	9.75%		02/01/2027	374,490	374,490	373,954
Keystone Capital LLC	Bridge Loans	(4	)(7)	Commercial Real Estate	10.50%		08/01/2026	1,920,000	1,918,150	1,925,518
King 25 LLC	Bridge Loans	(4	)(5)(7)	Commercial Real Estate	9.99%		07/01/2026	1,692,447	1,692,447	1,695,658
MOMO 1 LLC	Bridge Loans	(4	)(7)	Commercial Real Estate	9.50%		01/01/2027	1,400,000	1,400,000	1,398,222
Napnot Texas LLC	Bridge Loans	(4	)(7)	Commercial Real Estate	9.50%		12/01/2026	5,575,000	5,575,000	5,575,094
Nomura Corporate Funding Americas LLC	Participation Agreement	(4)		Fund Finance	7.20%	30-day SOFR+350	04/11/2030	10,000,000	10,000,000	10,000,000
Ogden MHP Owner LLC	Bridge Loans	(4	)(7)	Commercial Real Estate	10.50%		11/01/2026	3,900,000	3,900,000	3,897,443
Riverside 25 LLC	Bridge Loans	(4	)(5)(7)	Commercial Real Estate	9.99%		07/01/2026	1,482,000	1,482,000	1,484,811
Rushing Commercial Crosing LLC	Bridge Loans	(4	)(7)	Commercial Real Estate	9.50%		03/01/2027	2,150,000	2,150,000	2,146,595
Washington Marina Apartments LLC	Bridge Loans	(4	)(7)	Commercial Real Estate	10.00%		02/01/2027	3,500,000	3,500,000	3,493,339
Whitsett Dream LLC	Bridge Loans	(4	)(7)	Commercial Real Estate	10.50%		01/01/2027	5,980,000	5,980,000	6,003,440

									51,855,327	51,890,054

Asset Backed Loans Total – 49.3%									$243,421,205	$243,565,450

Asset Backed Securities Mezzanine Debt–34.0%
Affirm Master Trust	Series 2025-2A, Class E	(8)		Unsecured Installment Loans - Prime	7.65%		07/15/2033	$7,000,000	$6,999,960	$7,090,623
Aqua Finance Trust	Series 2025-A, Class C	(8)		Home Improvement - Prime	5.81%		12/19/2050	1,316,917	1,316,913	1,336,931
Avis Budget Rental Car Funding	Series 2021-2A, Class D	(8)		Other - Secured	4.08%		02/20/2028	6,500,000	6,298,473	6,428,722
Avis Budget Rental Car Funding	Series 2022-1A, Class D	(8)		Other - Secured	6.36%		08/21/2028	10,000,000	9,998,895	10,021,440

The accompanying notes are an integral part of these consolidated financial statements.

TCW Private Asset Income Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

March 31, 2026

Investments(1)	Description	Footnotes		Industry	Interest Rate	Reference Rate & Spread(2)	Maturity Date	Principal/Shares	Amortized Cost(3)	Fair Value
Mezzanine Debt (continued)
Avis Budget Rental Car Funding	Series 2023-7A, Class D	(8)		Other - Secured	7.98%		08/21/2028	$6,460,000	$6,459,886	$6,543,350
Cherry Securitization Trust	Series 2024-1A, Class D	(8)		Unsecured Installment Loans - Prime	12.28%		04/15/2032	1,000,000	1,024,042	1,014,252
Consolidated Communications LLC	Series 2025-4A, Class C	(8)		Fiber	8.10%		12/20/2055	8,000,000	8,107,546	8,159,267
Credibly Asset Securitization	Series 2026-1A, Class D	(8)		Small and Mid-Sized Business (SMB)	9.42%		04/15/2029	3,000,000	2,999,306	2,990,554
FF Asset Securitization LLC	Series 2025-1A, Class C	(8)		Small Business Lending - Non Prime	11.17%		12/17/2031	9,500,000	9,499,966	9,473,354
Fora Financial Asset Securitization	Series 2024-1A, Class C	(8)		Small Business Lending - Prime	8.03%		08/15/2029	3,900,000	3,926,389	3,913,582
Fortiva Retail Credit Master Note Business Trust	Series 2025-2, Class C	(4	)(8)	Credit Cards - Near Prime	12.52%		05/15/2031	7,700,000	7,699,214	7,660,732
Mission Lane Credit Card Master Trust	Series 2024-B, Class D	(8)		Credit Cards - Near Prime	9.16%		01/15/2030	4,000,000	4,011,374	3,989,926
Mission Lane Credit Card Master Trust	Series 2024-B, Class E	(8)		Credit Cards - Near Prime	12.19%		01/15/2030	3,000,000	3,012,466	3,002,611
NFAS, LLC	Series 2025-1, Class C	(8)		Small Business Lending - Near Prime	8.19%		05/15/2031	9,602,000	9,628,566	9,708,860
NFAS, LLC	Series 2025-1, Class D	(8)		Small Business Lending - Near Prime	11.93%		05/15/2031	6,169,000	6,186,028	6,194,157
Ondeck Asset Securitization Trust	Series 2024-2A, Class B	(8)		Small Business Lending - Prime	5.42%		10/17/2031	1,375,000	1,354,297	1,363,903
Ondeck Asset Securitization Trust	Series 2024-1A, Class C	(8)		Small Business Lending - Prime	8.99%		06/17/2031	12,000,000	12,229,825	12,175,498

The accompanying notes are an integral part of these consolidated financial statements.

TCW Private Asset Income Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

March 31, 2026

Investments(1)	Description	Footnotes		Industry	Interest Rate	Reference Rate & Spread(2)	Maturity Date	Principal/Shares	Amortized Cost(3)	Fair Value
Mezzanine Debt (continued)
Ondeck Asset Securitization Trust	Series 2025-1A, Class D	(8)		Other - Secured	8.77%		04/19/2032	$4,200,000	$4,269,560	$4,253,367
Ondeck Asset Securitization Trust	Series 2025-2A, Class D	(8)		Small Business Lending - Prime	8.58%		11/17/2032	2,800,000	2,802,965	2,830,104
Par Issuer Trust	Series 2026-1A, Class B	(8)		Unsecured Installment Loans	7.84%		12/15/2032	4,000,000	3,999,905	3,987,945
Perimeter Master Note Business Trust	Series 2025-2, Class C	(4	)(8)	Credit Cards - Non Prime	8.94%		09/15/2031	10,000,000	10,000,000	9,921,675
Perimeter Master Note Business Trust	Series 2025-2, Class D	(4	)(8)	Credit Cards - Non Prime	13.24%		09/15/2031	5,000,000	5,000,000	4,962,810
Perimeter Master Note Business Trust	Series 2025-1A, Class C	(8)		Credit Cards - Non Prime	8.49%		12/16/2030	5,000,000	4,999,104	4,893,748
Perimeter Master Note Business Trust	Series 2025-1A, Class D	(8)		Credit Cards - Non Prime	12.80%		12/16/2030	5,000,000	4,999,503	4,957,884
RFS Asset Securitization II LLC	Series 2024-1, Class C	(8)		Small Business Lending - Near Prime	8.35%		07/15/2031	1,750,000	1,757,499	1,773,663
RFS Asset Securitization LLC	Series 2025-1, Class C	(8)		Small Business Lending - Near Prime	7.65%		05/15/2032	5,809,000	5,828,942	5,819,360
RFS Asset Securitization LLC	Series 2025-1, Class D	(8)		Small Business Lending - Near Prime	11.11%		05/15/2032	2,000,000	1,999,956	2,009,507
RFS Asset Securitization LLC	Series 2025-1, Class E	(8)		Small Business Lending - Near Prime	13.11%		05/15/2032	6,576,000	6,575,866	6,608,311
Soththebys Artfi Master Trust	Series 2026-1A, Class E	(8)		Other - Secured	7.27%		06/20/2033	13,750,000	13,794,052	13,845,472
Sunbit Asset Securitization Trust	Series 2025-1, Class D	(8)		Unsecured Installment Loans - Near Prime	7.92%		07/15/2030	1,000,000	999,944	995,328

									167,780,442	167,926,936

The accompanying notes are an integral part of these consolidated financial statements.

TCW Private Asset Income Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

March 31, 2026

Investments(1)	Description	Footnotes	Industry	Interest Rate	Reference Rate & Spread(2)	Maturity Date	Principal/Shares	Amortized Cost(3)	Fair Value
Senior Debt–1.3%
PK ALIFT Loan Funding	Series 2025-2, Class A	(8)	Aircraft	4.75%		03/15/2043	$6,363,790	$6,363,662	$6,341,703

								6,363,662	6,341,703

Asset Backed Securities Total – 35.3%								$174,144,104	$174,268,639

Collateralized Loan Obligation Mezzanine Debt–1.2%
Magnetite CLO LTD	Series 2024-42A, Class A	(8)	Other - Secured	11.35%		01/25/2038	$5,000,000	$3,540,000	$3,077,824
PFP III	Series 2025-12, Class D	(8)	Commercial Real Estate	6.83%		12/18/2042	3,000,000	3,033,320	2,995,273

Collateralized Loan Obligation Total – 1.2%								$6,573,320	$6,073,097

Residential Mortgage Backed Securities Mezzanine Debt–0.6%
PRPM 2025-RPL3, LLC	Series 2025-RPL3, Class M1	(8)	Agency & Non-Agency Residential Mortgages - Near Prime	3.25%		04/25/2055	$3,000,000	$2,649,697	$2,851,925

								2,649,697	2,851,925

Senior Debt–3.4%
Angel Oak Mortgage Trust	Series 2025-HB1, Class A-1	(8)	Agency & Non-Agency Residential Mortgages - Near Prime	5.46%	30-day SOFR+180	02/25/2055	1,999,690	1,999,690	2,008,612
Pretium Mortgage Credit Partner	Series 2025-NPL4, Class A-1	(8)	Agency & Non-Agency Residential Mortgages - Non Prime	6.37%		04/25/2055	2,118,062	2,118,061	2,121,638

The accompanying notes are an integral part of these consolidated financial statements.

TCW Private Asset Income Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

March 31, 2026

Investments(1)	Description	Footnotes		Industry	Interest Rate	Reference Rate & Spread(2)	Maturity Date	Principal/Shares	Amortized Cost(3)	Fair Value
Senior Debt (continued)
PRPM 2025-2, LLC	Series 2025-2, Class A-1	(8)		Agency & Non-Agency Residential Mortgages - Near Prime	6.69%		05/25/2030	$8,596,631	$8,590,436	$8,582,788
PRPM 2025-RPL3, LLC	Series 2025-RPL3, Class A-1	(8)		Agency & Non-Agency Residential Mortgages - Near Prime	3.25%		04/25/2055	4,433,971	4,192,448	4,292,432

									16,900,635	17,005,470

Residential Mortgage Backed Securities Total – 4.0%									$19,550,332	$19,857,395

Money Market Fund
Dreyfus Treasury Obligations Cash Management Fund		(9)			3.54%		01/05/2050	$61,045,573	$61,045,573	$61,045,573
First American Treasury Obligations Fund		(6	)(9)		4.01%		01/05/2050	156,996	156,996	156,996

Money Market Fund Total – 12.4%									$61,202,569	$61,202,569

Total Investments — 102.2%									$504,891,530	$504,967,150

Net unrealized depreciation on unfunded commitments — (0.1)%										(653,796)

Liabilities in excess of other assets — (2.1)%										$(10,213,496)

Net Assets — 100.0%										$494,099,858

(1)	Unless otherwise indicated, issuers of debt investments held by the Fund are denominated in dollars. All debt investments are income producing unless otherwise indicated.
(2)

Represents the interest rate for a variable or floating rate security, determined as Reference Rate + Basis Point spread. Stated interest rate represents the “all-in” rate as of March 31, 2026. Reference Rates are defined as follows: As of March 31, 2026, the reference rates for the Fund’s variable rate securities were the 30-day Secured Overnight Financing (“SOFR”) at 3.66% and the 90-day SOFR at 3.68%.

(3)

The cost represents the original cost adjusted for the amortization of discounts and premiums, as applicable, on loan investments using the effective interest method in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(4)	The value of this security was determined using significant unobservable inputs. See Note 2. Fair Value Measurement.
(5)

The Par/Principal Amount includes unfunded commitment to fund a revolving facility. No interest is being earned on the unfunded portion, although the investment may be subject to unused commitment fees.

(6)	The security position is held at TCW Private Asset Income Fund Cayman LTD.
(7)	The security position is held at Trestles Holdings LLC.
(8)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities amount to $200,199,131 or 40.5% of the Fund’s net assets at period end.

(9)	Interest rate reflects the 30 day yield at March 31, 2026.

The accompanying notes are an integral part of these consolidated financial statements.

TCW Private Asset Income Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

March 31, 2026

Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,480,670	EUR	9,636,412	Goldman Sachs International Limited	4/1/2026	$431,954	$—
USD	11,144,249	EUR	9,636,412	Goldman Sachs International Limited	6/26/2026	51,546	—
EUR	9,636,412	USD	11,100,751	Goldman Sachs International Limited	4/1/2026	—	(52,113)

						$483,500	$(52,113)

The accompanying notes are an integral part of these consolidated financial statements.

TCW Private Asset Income Fund

Notes to Schedule of Investments (Unaudited)

March 31, 2026

Note 1. Organization

TCW Private Asset Income Fund (“TPAY”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. TPAY was organized as a Delaware statutory trust on September 3, 2024, and commenced investment operations on April 1, 2025. In addition, TPAY has elected to be treated, and intends to continue to comply with the requirements to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (together with the rules and regulations promulgated thereunder, the “Code”). TPAY, together with its subsidiaries, Trestles LLC (the “Trestles”) and TCW Private Asset Income Fund Cayman, Ltd (“TPAY Cayman”), (the “Fund”), engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value (“NAV”).

TCW Asset Backed Finance Management Company LLC (the “Adviser”) serves as the Fund’s investment adviser and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended.

On July 2, 2025, the SPV was registered as a Delaware Limited Liability Company and is a wholly-owned subsidiary of TPAY. It began operations on November 4, 2025 for the purpose of acquiring whole commercial real estate bridge loans and producing current income.

On December 16, 2025, TPAY Cayman was registered as an exempted company incorporated in the Cayman Islands with limited liability and is a wholly-owned subsidiary of TPAY. It began operating on January 29, 2026 for the purpose of investing in Reg S securities and generating current income.

On August 25, 2025, the Fund filed a registration statement with the SEC with respect to a new class of common shares of beneficial interest designated as Class I-3 (“Class I-3 Shares”). This class participates in the same Significant Accounting Policies as described in Note 3 in these Consolidated Financial Statements. Class I-3 shares commenced operations on August 25, 2025.

As of December 31, 2025, the Fund offers three separate classes of common shares of beneficial interest (“Shares”) designated as Class A (“Class A Shares”), Class I (“Class I Shares”) and Class I-3 Shares.

The Fund’s Shares are not listed for trading on any national securities exchange and the Fund does not currently intend to list its Shares for trading on any national securities exchange. Accordingly, there is currently no secondary market for the Fund’s Shares and the Fund does not expect any secondary market to develop.

Shareholders of the Fund are not able to have their Shares redeemed or otherwise sell their Shares daily. The Fund is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV per Share. Subject to applicable law and approval of the Board of Trustees (the “Board,” and each of the trustees on the Board, a “Trustee”), for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Shares at NAV, which is the minimum amount permitted.

TCW Funds Distributors LLC (the “Distributor”) serves as the principal underwriter and distributor of the Fund’s Shares. Class A Shares are subject to a distribution and shareholder servicing plan under which they pay fees. Class I Shares and Class I-3 Shares do not pay such fees. The Distributor is not required to sell any specific number or dollar amount of the Fund’s Shares.

Note 2. Fair Value Measurements

Fund Valuation: The NAV per Share for the Fund is determined following the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Each of the Fund’s share classes will be offered at NAV plus the applicable sales load, if any. The Fund’s NAV per Share is calculated, on a class-specific basis, by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses and other liabilities of the Fund, by the total number of shares outstanding.

Security Valuation: The Fund’s Board has adopted procedures pursuant to which the Fund will value its investments (the “Valuation Policy and Procedures”). In accordance with the Valuation Policy and Procedures, the Fund’s portfolio investments for which market quotations are readily available are valued at market value. Investments for which market quotations are not readily available or are deemed to be unreliable are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As permitted by Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee (“Valuation Designee”) to perform fair value determinations relating to all portfolio investments. The Adviser carries out its designated responsibilities as Valuation Designee through various teams pursuant to the Valuation Policy and Procedures which govern the Valuation Designee’s selection and application of methodologies and independent pricing services for determining and calculating the fair value of portfolio investments. The Valuation Designee will fair value portfolio investments utilizing inputs from various external and internal sources including, but not limited to, independent pricing services, dealer quotation reporting systems, independent third-party valuation firms and proprietary models and information. When determining the fair value of an investment, one or more fair value methodologies may be used. Fair value determinations will be

TCW Private Asset Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

March 31, 2026

based upon all available factors that the Valuation Designee deems relevant at the time of the determination. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Fair Value Measurements: In accordance with ASC Topic 820 – Fair Value Measurement and Disclosures, a three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value, as follows:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2026, maximized the use of observable inputs and minimized the use of unobservable inputs.

The fair value of asset backed loans is generally valued by third-party pricing services that use valuation estimates from their internal pricing models, broker-dealer quotations or reported trades. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. These securities are classified as Level 3.

The fair value of asset-backed securities and residential mortgage-backed securities is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the fair values according to the inputs used in valuing the Fund’s investments:

	As of March 31, 2026
Assets	Level 1	Level 2	Level 3	Total
Asset Backed Loans	$—	$—	$243,565,450	$243,565,450
Asset Backed Securities	—	151,723,422	22,545,217	174,268,639
Collateralized Loan Obligation	—	6,073,097	—	6,073,097
Residential Mortgage Backed Securities	—	19,857,395	—	19,857,395
Money Market Funds	61,202,569	—	—	61,202,569

Total Investments, at Fair Value	$61,202,569	$177,653,914	$266,110,667	$504,967,150